Other Operating Income - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Trading And Other Income [Abstract]
Gains (losses) on embedded derivatives bifurcated from certain equity index-linked deposits	£ 14	£ (15)	£ 89
Gains (losses) on economic hedging of embedded derivatives bifurcated from certain equity index-linked deposits	(14)	15	(88)
Net gain on equity index-linked deposits and the related economic hedges	0	0	1
Exchange rate differences recognised	(2,163)	242	(751)
Principally offset from cash flow hedge reserve	2,129	(358)	809
Loss on repurchase of debt securities and subordinated liabilities	(5)	(1)	£ (24)
Losses on disposals of property, plant and equipment	£ 7
Gains on disposals of property, plant and equipment		£ 73